Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.36%
Basic Materials — 8.19%
Beacon Roofing Supply †	11,481	$ 675,657
Boise Cascade	8,757	553,880
Huntsman	36,507	998,832
Kaiser Aluminum	5,291	394,867
Minerals Technologies	12,253	740,326
Reliance Steel & Aluminum	5,855	1,503,213
Westrock	12,518	381,423
Worthington Industries	11,390	736,364
		5,984,562
Business Services — 5.38%
ABM Industries	10,800	485,352
Aramark	21,196	758,817
ASGN †	7,501	620,108
Casella Waste Systems Class A †	4,321	357,174
Clean Harbors †	4,468	636,958
WillScot Mobile Mini Holdings †	22,908	1,073,927
		3,932,336
Capital Goods — 11.30%
Ameresco Class A †	5,063	249,201
Barnes Group	4,551	183,314
Carlisle	2,437	550,933
Chart Industries †	1,436	180,074
Coherent †	10,400	396,032
Federal Signal	8,084	438,234
Gates Industrial †	17,364	241,186
Graco	6,737	491,868
Jacobs Solutions	3,044	357,700
Kadant	1,747	364,285
KBR	11,060	608,853
Lincoln Electric Holdings	4,161	703,625
MasTec †	6,423	606,588
Quanta Services	7,245	1,207,307
Tetra Tech	3,437	504,930
WESCO International	5,110	789,699
Zurn Elkay Water Solutions	17,876	381,831
		8,255,660
Consumer Discretionary — 6.01%
BJ's Wholesale Club Holdings †	7,532	572,959
Dick's Sporting Goods	7,592	1,077,229
Five Below †	4,401	906,474
Malibu Boats Class A †	9,790	552,646
Steven Madden	21,786	784,296
Tractor Supply	2,132	501,105
		4,394,709
Consumer Services — 2.41%
Brinker International †	8,985	341,430
Jack in the Box	3,579	313,485
Texas Roadhouse	5,589	603,947
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Services (continued)
Wendy's	23,187	$ 505,013
		1,763,875
Consumer Staples — 2.99%
Casey's General Stores	4,439	960,866
Helen of Troy †	1,688	160,647
J & J Snack Foods	3,657	542,040
YETI Holdings †	12,976	519,040
		2,182,593
Credit Cyclicals — 3.72%
BorgWarner	13,084	642,555
Dana	17,989	270,735
KB Home	8,506	341,771
La-Z-Boy	11,490	334,129
Taylor Morrison Home †	11,978	458,278
Toll Brothers	11,178	671,016
		2,718,484
Energy — 4.39%
Chesapeake Energy	13,224	1,005,553
Diamondback Energy	6,868	928,348
Liberty Energy	99,532	1,275,005
		3,208,906
Financial Services — 12.92%
Axis Capital Holdings	11,903	648,952
Columbia Banking System	24,060	515,365
East West Bancorp	15,581	864,745
Essent Group	14,277	571,794
Hamilton Lane Class A	6,229	460,821
Kemper	11,567	632,252
NMI Holdings Class A †	17,302	386,354
Primerica	6,875	1,184,150
Raymond James Financial	6,049	564,190
Reinsurance Group of America	5,577	740,403
SouthState	7,791	555,187
Stifel Financial	13,257	783,356
Valley National Bancorp	46,588	430,473
Webster Financial	17,439	687,445
WSFS Financial	11,026	414,688
		9,440,175
Healthcare — 12.28%
Amicus Therapeutics †	30,488	338,112
Azenta †	7,102	316,891
Bio-Techne	7,428	551,083
Blueprint Medicines †	6,959	313,086
Catalent †	6,644	436,577
Encompass Health	10,190	551,279
Exact Sciences †	5,642	382,584
Halozyme Therapeutics †	15,017	573,499
ICON †	2,627	561,101
NQ-FL4 [3/23] 5/23 (2912861)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Insmed †	16,368	$ 279,074
Inspire Medical Systems †	2,860	669,440
Ligand Pharmaceuticals †	4,718	347,056
Natera †	9,989	554,589
Neurocrine Biosciences †	6,656	673,720
OmniAb †	23,118	85,074
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
QuidelOrtho †	3,774	336,226
Repligen †	3,625	610,305
Shockwave Medical †	2,962	642,251
Supernus Pharmaceuticals †	13,055	472,983
Ultragenyx Pharmaceutical †	7,008	281,021
		8,975,951
Media — 2.12%
IMAX †	22,500	431,550
Interpublic Group	20,028	745,843
Nexstar Media Group	2,164	373,636
		1,551,029
Real Estate Investment Trusts — 6.94%
Brixmor Property Group	31,884	686,144
Camden Property Trust	5,509	577,563
DiamondRock Hospitality	27,998	227,624
EastGroup Properties	3,110	514,145
First Industrial Realty Trust	14,092	749,694
Kite Realty Group Trust	29,344	613,876
Life Storage	7,852	1,029,319
Pebblebrook Hotel Trust	20,315	285,223
Physicians Realty Trust	26,185	390,942
		5,074,530
Technology — 13.58%
Blackline †	2,913	195,608
Box Class A †	8,928	239,181
Dynatrace †	9,538	403,457
ExlService Holdings †	6,137	993,151
Guidewire Software †	4,661	382,435
MACOM Technology Solutions Holdings †	6,942	491,771
MaxLinear †	12,220	430,266
ON Semiconductor †	4,555	374,968
Paycom Software †	459	139,541
Procore Technologies †	6,037	378,097
PTC †	7,933	1,017,249
Q2 Holdings †	9,578	235,810
Rapid7 †	5,816	267,013
Regal Rexnord	3,490	491,148
Semtech †	14,559	351,454
Silicon Laboratories †	2,948	516,165
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Smartsheet Class A †	8,219	$ 392,868
Sprout Social Class A †	2,749	167,359
SS&C Technologies Holdings	5,059	285,682
Tyler Technologies †	361	128,025
Varonis Systems †	12,092	314,513
WNS Holdings ADR †	9,937	925,830
Yelp †	11,958	367,111
Ziff Davis †	5,586	435,987
		9,924,689
Transportation — 3.38%
Allegiant Travel †	3,212	295,440
Kirby †	9,652	672,744
Knight-Swift Transportation Holdings	13,411	758,794
Werner Enterprises	16,275	740,350
		2,467,328
Utilities — 1.75%
Black Hills	10,150	640,465
Spire	9,152	641,921
		1,282,386
Total Common Stocks (cost $60,401,691)		71,157,213

Short-Term Investments — 2.71%
Money Market Mutual Funds — 2.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	495,708	495,708
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	495,712	495,712
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	495,712	495,712
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	495,712	495,712
Total Short-Term Investments (cost $1,982,844)		1,982,844

Total Value of Securities—100.07% (cost $62,384,535)		73,140,057
Liabilities Net of Receivables and Other Assets—(0.07%)		(49,641)
Net Assets Applicable to 4,344,677 Shares Outstanding—100.00%		$73,090,416
†	Non-income producing security.

2    NQ-FL4 [3/23] 5/23 (2912861)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ-FL4 [3/23] 5/23 (2912861)    3